INCOME TAXES - Deferred tax assets, net (Details) - USD ($)	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Deferred tax assets
Net operating loss carryforward		$ 30,000		$ 30,000
Total deferred tax assets		$ 652,000		$ 358,000
ADARA ACQUISITION CORP
Deferred tax assets
Net operating loss carryforward			$ 39,841
Startup/Organization Expenses	$ 686,083		181,309
Total deferred tax assets	686,083		221,150
Valuation allowance	$ (686,083)		$ (221,150)